Significant Accounting Policies - Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details) - Successor [Member] - shares	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Share equivalents excluded from EPS	8,355,038	8,993,021	14,955,754	8,355,038	14,955,754
Series A Convertible Preferred Stock [Member]
Share equivalents excluded from EPS			5,962,733		5,962,733
Warrants [Member]
Share equivalents excluded from EPS	4,677,458	4,677,458	4,677,458	4,677,458	4,677,458
Stock Options [Member]
Share equivalents excluded from EPS	3,677,580	3,658,421	3,658,421	3,677,580	3,658,421
Unit Purchase Options [Member]
Share equivalents excluded from EPS		657,142	657,142		657,142